Consolidated statements of changes in equity - USD ($) $ in Thousands	Total	Sub-total	Share capital	Share premium	Treasury stock	Translation reserve	Other reserve	Capital reserve	Accumulated losses	Non- controlling interests
Beginning balance at Dec. 31, 2021	$ (400,895)	$ (400,810)	$ 1	$ 17,126	$ 0	$ 1,028	$ (239,210)	$ 37,835	$ (217,590)	$ (85)
Total comprehensive expense for the year
Loss for the year	(190,454)	(190,454)							(190,454)	0
Other comprehensive expense for the year	(4,843)	(4,843)				(4,843)
Total comprehensive expense for the year	(195,297)	(195,297)				(4,843)			(190,454)	0
Equity-settled share-based transactions	31,581	31,581						31,581
Vesting of equity-settled share-based transactions	117	117	1	116
Capital contribution	116,094	116,094	1	116,093
Shares issued on Reverse Recapitalization	113,147	113,147	2	113,145
Issuance of bonus shares	0	0	2	(2)
Shares issued upon conversion of exchange loan notes	0
Reclassification to preference shares liabilities	550,249	550,249	5	550,244
Modification of agreement with PIPE investors	(17,400)	(17,400)					(17,400)
Settlement of agreement with PIPE investors upon listing	17,400	17,400					17,400
Issuance of shares for acquisition	39,784	39,784	2	34,721			5,061
Issuance of liabilities for puttable financial instrument for acquisition	(17,139)	(17,139)					(17,139)
Repurchase of shares	(662)	(662)			(662)
Acquisition of non-controlling interests	6,484									6,484
Ending balance at Dec. 31, 2022	243,463	237,064	14	831,443	(662)	(3,815)	(251,288)	69,416	(408,044)	6,399
Total comprehensive expense for the year
Loss for the year	(64,777)	(62,724)							(62,724)	(2,053)
Other comprehensive expense for the year	1,795	1,612				1,612				183
Total comprehensive expense for the year	(62,982)	(61,112)				1,612			(62,724)	(1,870)
Issuance of liabilities for puttable financial instrument for acquisition	2,516	2,516					2,516
Equity-settled share-based transactions	10,589	10,589						10,589
Adjustments of non-controlling interests	(730)									(730)
Shares issued upon conversion of exchange loan notes	0
Issuance of shares for acquisition	0	0		5,061			(5,061)
Issuance of shares for investment in an equity-accounted investee	18,529	18,529	2	18,527
Issuance of shares for restricted share unit	2	2	2
Issuance of shares for reverse stock split	0
Repurchase of shares	(1,229)	(1,229)			(1,229)
Cancellation of treasury stock	0	0		(1,829)	1,829
Ending balance at Dec. 31, 2023	210,158	206,359	18	853,202	(62)	(2,203)	(253,833)	80,005	(470,768)	3,799
Total comprehensive expense for the year
Loss for the year	(49,806)	(46,304)							(46,304)	(3,502)
Other comprehensive expense for the year	(721)	(481)				(481)				(240)
Total comprehensive expense for the year	(50,527)	(46,785)				(481)			(46,304)	(3,742)
Issuance of liabilities for puttable financial instrument for acquisition	314	314					314
Change in non-controlling interest due to change in shareholding in a subsidiary	0	(275)					(275)			275
Equity-settled share-based transactions	7,846	7,221						7,221		625
Issuance of bonus shares	4,132	4,132	1	4,131
Issuance of shares for restricted share unit	0
Repurchase of shares	(577)	(577)			(577)
Ending balance at Dec. 31, 2024	$ 171,346	$ 170,389	$ 19	$ 857,333	$ (639)	$ (2,684)	$ (253,794)	$ 87,226	$ (517,072)	$ 957